Critical accounting estimates and assumptions (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Critical accounting estimates and assumptions
Cash and cash equivalents	€ 17,888		€ 135,509	€ 92,300	€ 5,855
Financial assets	€ 76,968	$ 30.0	0
Sufficient cash period	12 months
Loss brought forward	€ (118,212)		(87,167)
Discount rate fixed part reimbursement recoverable cash advances	5.00%	5.00%
Discount rate variable part reimbursement recoverable cash advances	12.50%	12.50%
Costs capitalized as intangible assets	€ 39,972		25,322
Consolidated Entity [Member]
Critical accounting estimates and assumptions
Cash and cash equivalents	17,900		135,500
Loss brought forward	€ (118,200)
Discount rate fixed part reimbursement recoverable cash advances	5.00%	5.00%
Discount rate variable part reimbursement recoverable cash advances	12.50%	12.50%
Cost
Critical accounting estimates and assumptions
Costs capitalized as intangible assets	€ 41,664		26,201	€ 15,853
Genio system, first-generation | Cost | Consolidated Entity [Member]
Critical accounting estimates and assumptions
Costs capitalized as intangible assets	11,400
Genio system, second-generation | Cost | Consolidated Entity [Member]
Critical accounting estimates and assumptions
Costs capitalized as intangible assets	€ 29,600		€ 14,200